Intangible assets, net and goodwill, Analysis of Intangible Assets (Details) $ in Thousands, $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 MXN ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)
Intangible assets other than goodwill [Abstract]
Balance at beginning of year		$ 141,736,581	$ 121,498,519	$ 128,893,422
Amount paid for license		20,058,795	18,321,105	25,602,692
Business combinations		17,919	874,167
Disposals and other		3,952,618	2,771,779	2,492,663
Amortization of the year		21,440,811	19,864,238	17,119,319
Incorporation (Merge, Spin off, Sale/other)				555
Effect of translation of foreign subsidiaries and hyperinflation adjustment		(5,076,208)	18,135,249	(18,371,494)
Balance at end of year	$ 7,750	139,248,894	141,736,581	121,498,519
Reconciliation of changes in goodwill [abstract]
Balance at beginning of year		156,836,369	146,078,897
Amortization of the year		0	0	0
Balance at end of year	$ 8,764	157,453,175	156,836,369	146,078,897
Cost [Member]
Reconciliation of changes in goodwill [abstract]
Balance at beginning of year		156,836,369	146,078,897	141,121,365
Acquisitions		0	0	0
Business combinations		53,866	4,735,752
Disposals and other		0	0	0
Incorporation (Merge, Spin off, Sale/other)				0
Effect of translation of foreign subsidiaries and hyperinflation adjustment		562,940	6,021,720	4,957,532
Balance at end of year			156,836,369	146,078,897
Accumulated Amortization [Member]
Intangible assets other than goodwill [Abstract]
Amortization of the year		(21,440,811)	(19,864,238)	(17,119,319)
Reconciliation of changes in goodwill [abstract]
Amortization of the year		0	0	0
Licenses and Rights of Use [Member]
Intangible assets other than goodwill [Abstract]
Balance at beginning of year		122,144,291	104,522,386	113,124,364
Amount paid for license		14,642,015	12,645,575	18,814,933
Business combinations		0	763,101
Disposals and other		1,154,653	877,379	1,137,717
Incorporation (Merge, Spin off, Sale/other)				0
Effect of translation of foreign subsidiaries and hyperinflation adjustment		(4,844,576)	16,476,129	(16,910,825)
Balance at end of year		119,540,027	122,144,291	104,522,386
Licenses and Rights of Use [Member] | Cost [Member]
Intangible assets other than goodwill [Abstract]
Balance at beginning of year		278,212,384	247,326,829	255,549,470
Amount paid for license		14,642,015	12,645,575	18,814,933
Business combinations		0	763,101
Disposals and other		(1,888,754)	(872,238)	1,201,681
Amortization of the year		0	0	0
Incorporation (Merge, Spin off, Sale/other)				0
Effect of translation of foreign subsidiaries and hyperinflation adjustment		(7,838,748)	18,349,117	(28,239,255)
Balance at end of year		283,126,897	278,212,384	247,326,829
Licenses and Rights of Use [Member] | Accumulated Amortization [Member]
Intangible assets other than goodwill [Abstract]
Balance at beginning of year		(156,068,093)	(142,804,443)	(142,425,106)
Amount paid for license		0	0	0
Business combinations		0	0
Disposals and other		3,043,407	1,749,617	(63,964)
Amortization of the year		(13,556,356)	(13,140,279)	(11,643,803)
Incorporation (Merge, Spin off, Sale/other)				0
Effect of translation of foreign subsidiaries and hyperinflation adjustment		2,994,172	(1,872,988)	11,328,430
Balance at end of year		(163,586,870)	(156,068,093)	(142,804,443)
Trademarks [Member]
Intangible assets other than goodwill [Abstract]
Balance at beginning of year		2,879,961	2,767,166	3,014,557
Amount paid for license		19,090	0	198,532
Business combinations		0	0
Disposals and other		0	(64,374)	(10,983)
Incorporation (Merge, Spin off, Sale/other)				555
Effect of translation of foreign subsidiaries and hyperinflation adjustment		37,709	320,575	(296,457)
Balance at end of year		2,783,274	2,879,961	2,767,166
Trademarks [Member] | Cost [Member]
Intangible assets other than goodwill [Abstract]
Balance at beginning of year		26,486,193	25,341,418	26,467,355
Amount paid for license		19,090	0	198,532
Business combinations		0	0
Disposals and other		0	(64,374)	(11,554)
Amortization of the year		0	0	0
Incorporation (Merge, Spin off, Sale/other)				555
Effect of translation of foreign subsidiaries and hyperinflation adjustment		70,604	1,209,149	(1,313,470)
Balance at end of year		26,575,887	26,486,193	25,341,418
Trademarks [Member] | Accumulated Amortization [Member]
Intangible assets other than goodwill [Abstract]
Balance at beginning of year		(23,606,232)	(22,574,252)	(23,452,798)
Amount paid for license		0	0	0
Business combinations		0	0
Disposals and other		0	0	571
Amortization of the year		(153,486)	(143,406)	(139,038)
Incorporation (Merge, Spin off, Sale/other)				0
Effect of translation of foreign subsidiaries and hyperinflation adjustment		(32,895)	(888,574)	1,017,013
Balance at end of year		(23,792,613)	(23,606,232)	(22,574,252)
Customer Relationships [Member]
Intangible assets other than goodwill [Abstract]
Balance at beginning of year		2,726,052	3,461,014	4,857,673
Amount paid for license		3,883	4,475	5,550
Business combinations		17,919	111,066
Disposals and other		(6,850)	0	0
Incorporation (Merge, Spin off, Sale/other)				0
Effect of translation of foreign subsidiaries and hyperinflation adjustment		(92,404)	101,203	(414,238)
Balance at end of year		1,686,608	2,726,052	3,461,014
Customer Relationships [Member] | Cost [Member]
Intangible assets other than goodwill [Abstract]
Balance at beginning of year		23,404,781	20,689,739	24,189,692
Amount paid for license		3,883	4,475	5,550
Business combinations		17,919	111,066
Disposals and other		(14,275)	0	0
Amortization of the year		0	0	0
Incorporation (Merge, Spin off, Sale/other)				0
Effect of translation of foreign subsidiaries and hyperinflation adjustment		(94,358)	2,599,501	(3,505,503)
Balance at end of year		23,317,950	23,404,781	20,689,739
Customer Relationships [Member] | Accumulated Amortization [Member]
Intangible assets other than goodwill [Abstract]
Balance at beginning of year		(20,678,729)	(17,228,725)	(19,332,019)
Amount paid for license		0	0	0
Business combinations		0	0
Disposals and other		7,425	0	0
Amortization of the year		(961,992)	(951,706)	(987,971)
Incorporation (Merge, Spin off, Sale/other)				0
Effect of translation of foreign subsidiaries and hyperinflation adjustment		1,954	(2,498,298)	3,091,265
Balance at end of year		(21,631,342)	(20,678,729)	(17,228,725)
Software Licenses [Member]
Intangible assets other than goodwill [Abstract]
Balance at beginning of year		13,120,259	9,597,885	6,702,592
Amount paid for license		4,746,784	4,805,054	5,846,212
Business combinations		0	0
Disposals and other		2,735,502	2,469,893	1,416,104
Incorporation (Merge, Spin off, Sale/other)				0
Effect of translation of foreign subsidiaries and hyperinflation adjustment		(127,652)	1,153,191	(691,276)
Balance at end of year		14,399,466	13,120,259	9,597,885
Software Licenses [Member] | Cost [Member]
Intangible assets other than goodwill [Abstract]
Balance at beginning of year		30,027,561	19,356,045	16,217,975
Amount paid for license		4,746,784	4,805,054	5,846,212
Business combinations		0	0
Disposals and other		2,125,571	1,874,257	313,446
Amortization of the year		0	0	0
Incorporation (Merge, Spin off, Sale/other)				0
Effect of translation of foreign subsidiaries and hyperinflation adjustment		(123,531)	3,992,205	(3,021,588)
Balance at end of year		36,776,385	30,027,561	19,356,045
Software Licenses [Member] | Accumulated Amortization [Member]
Intangible assets other than goodwill [Abstract]
Balance at beginning of year		(16,907,302)	(9,758,160)	(9,515,383)
Amount paid for license		0	0	0
Business combinations		0	0
Disposals and other		609,931	595,636	1,102,658
Amortization of the year		(6,075,427)	(4,905,764)	(3,675,747)
Incorporation (Merge, Spin off, Sale/other)				0
Effect of translation of foreign subsidiaries and hyperinflation adjustment		(4,121)	(2,839,014)	2,330,312
Balance at end of year		(22,376,919)	(16,907,302)	(9,758,160)
Content Rights [Member]
Intangible assets other than goodwill [Abstract]
Balance at beginning of year		866,018	1,150,068	1,194,236
Amount paid for license		647,023	866,001	737,465
Business combinations		0	0
Disposals and other		69,313	(511,119)	(50,175)
Incorporation (Merge, Spin off, Sale/other)				0
Effect of translation of foreign subsidiaries and hyperinflation adjustment		(49,285)	84,151	(58,698)
Balance at end of year		839,519	866,018	1,150,068
Content Rights [Member] | Cost [Member]
Intangible assets other than goodwill [Abstract]
Balance at beginning of year		14,292,521	11,616,693	12,783,404
Amount paid for license		647,023	866,001	737,465
Business combinations		0	0
Disposals and other		152,501	(821,107)	(50,175)
Amortization of the year		0	0	0
Incorporation (Merge, Spin off, Sale/other)				0
Effect of translation of foreign subsidiaries and hyperinflation adjustment		(1,863,636)	2,630,934	(1,854,001)
Balance at end of year		13,228,409	14,292,521	11,616,693
Content Rights [Member] | Accumulated Amortization [Member]
Intangible assets other than goodwill [Abstract]
Balance at beginning of year		(13,426,503)	(10,466,625)	(11,589,168)
Amount paid for license		0	0	0
Business combinations		0	0
Disposals and other		(83,188)	309,988	0
Amortization of the year		(693,550)	(723,083)	(672,760)
Incorporation (Merge, Spin off, Sale/other)				0
Effect of translation of foreign subsidiaries and hyperinflation adjustment		1,814,351	(2,546,783)	1,795,303
Balance at end of year		$ (12,388,890)	$ (13,426,503)	$ (10,466,625)